Loss Per Ordinary Equity Share (Basic and Diluted) - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ordinary equity share basic and diluted earnings loss per share [abstract]
Weighted average ordinary shares issued	111,277,250	96,584,512	88,950,441